Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2020
Entity Registrant Name	Dreyfus Government Cash Management Funds
Entity Central Index Key	0000740766
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 12, 2020
Document Effective Date	Nov. 16, 2020
Prospectus Date	Nov. 16, 2020
Service Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Service Shares
Prospectus:
Trading Symbol	DGUXX
Service Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Service Shares
Prospectus:
Trading Symbol	DTNXX
Service Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Service Shares
Prospectus:
Trading Symbol	DTHXX
Wealth Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Wealth Shares
Prospectus:
Trading Symbol	DGQXX
Wealth Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Wealth Shares
Prospectus:
Trading Symbol	DTKXX
Wealth Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Wealth Shares
Prospectus:
Trading Symbol	DTJXX